FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

26. FAIR VALUE MEASUREMENTS

At the beginning of the 2008 fiscal year, the Group adopted ASC Topic 820, “Fair Value Measurements and Disclosures”. ASC Topic 820 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands financial statement disclosure requirements for fair value measurements. The Group’s initial adoption of ASC Topic 820 was limited to its fair value measurements of financial assets and financial liabilities, as permitted by ASC Topic 820. At the beginning of the 2009 fiscal year, the Group adopted ASC Topic 820 for the remainder of the Group’s fair value measurements. The implementation of the fair value measurement guidance of ASC Topic 820 did not result in any material changes to the carrying values of the Group’s assets and liabilities.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Management of the Group is responsible for determining the fair value of equity issued, assets acquired, liabilities assumed and intangibles identified as of the acquisition date and considered a number of factors including valuations from Marsh (Beijing) Risk Consulting Company Limited, an independent appraiser.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates and currency rates. The following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that are measured and reported at fair value on a recurring basis:

Term deposits. At December 31, 2011, the Group’s term deposits consist of bank deposits with original maturity of three to twelve months. The Group’s term deposits are valued using observable inputs that reflect quoted prices for similar securities with identical characteristics, therefore considered Level 1 valuation techniques.

At December 31, 2010 and 2011 information about inputs into the fair value measurements of the assets and liabilities that the Group makes on a recurring basis was as follows:

		Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2010
Assets:
Cash and cash equivalents	869,300	869,300
Term deposits	59,200	59,200

As of December 31, 2011
Assets:
Cash and cash equivalents	470,682	470,682
Restricted cash	2,200	2,200
Term deposits	46,205	46,205